Quarterly portfolio holdings
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
May 31, 2026
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Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 93.1%		$488,842,788
(Cost $379,599,454)
Communication services 1.1%		5,782,963
Entertainment 1.1%
IMAX Corp. (A)	145,740	5,782,963
Consumer discretionary 5.5%		28,727,243
Automobile components 2.0%
Garrett Motion, Inc.	315,830	10,346,591
Diversified consumer services 2.8%
Lincoln Educational Services Corp. (A)	183,100	8,481,192
OneSpaWorld Holdings, Ltd.	265,610	6,308,238
Specialty retail 0.7%
Boot Barn Holdings, Inc. (A)	21,141	3,591,222
Consumer staples 3.6%		18,918,913
Consumer staples distribution and retail 3.6%
Casey’s General Stores, Inc.	13,116	10,061,808
United Natural Foods, Inc. (A)	172,485	8,857,105
Energy 3.9%		20,175,054
Energy equipment and services 3.9%
Archrock, Inc.	267,345	8,953,384
Solaris Energy Infrastructure, Inc.	161,370	11,221,670
Financials 11.3%		59,363,719
Banks 3.0%
First Financial Bankshares, Inc.	232,205	7,588,459
Valley National Bancorp	580,470	7,993,072
Capital markets 4.4%
Miami International Holdings, Inc. (A)	121,010	5,717,723
Moelis & Company, Class A	72,650	4,888,619
Piper Sandler Companies	64,600	5,065,286
Stifel Financial Corp.	107,840	7,564,976
Consumer finance 3.9%
EZCORP, Inc., Class A (A)	194,760	6,084,302
FirstCash Holdings, Inc.	65,760	14,461,282
Health care 12.9%		67,833,466
Biotechnology 4.3%
Blueprint Medicines Corp. (A)(B)	22,050	10,143
BridgeBio Pharma, Inc. (A)	78,950	5,231,227
Insmed, Inc. (A)	13,330	1,425,110
Protagonist Therapeutics, Inc. (A)	57,710	5,745,608
Rhythm Pharmaceuticals, Inc. (A)	61,150	5,400,768
Vor BioPharma, Inc. (A)	65,345	978,215
Xenon Pharmaceuticals, Inc. (A)	66,250	3,625,863
Health care equipment and supplies 1.2%
LeMaitre Vascular, Inc.	48,580	4,598,097
Merit Medical Systems, Inc. (A)	29,375	1,852,388
Health care providers and services 5.5%
BrightSpring Health Services, Inc. (A)	49,930	3,079,682
Guardant Health, Inc. (A)	74,780	9,698,218
HealthEquity, Inc. (A)	72,115	6,345,399
The Ensign Group, Inc.	59,775	10,021,279
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 1.9%
Axsome Therapeutics, Inc. (A)	28,830	$6,760,058
Supernus Pharmaceuticals, Inc. (A)	66,293	3,061,411
Industrials 25.0%		131,333,500
Aerospace and defense 4.9%
AAR Corp. (A)	53,903	6,070,556
Mercury Systems, Inc. (A)	99,920	11,161,064
VSE Corp.	44,935	8,319,715
Commercial services and supplies 0.8%
Casella Waste Systems, Inc., Class A (A)	51,620	4,241,615
Construction and engineering 6.1%
Argan, Inc.	8,230	5,489,575
Legence Corp., Class A (A)	103,855	8,696,818
Sterling Infrastructure, Inc. (A)	20,505	17,651,524
Electrical equipment 7.3%
Bloom Energy Corp., Class A (A)	72,048	20,533,677
Forgent Power Solutions, Inc. (A)	189,275	10,345,772
Nextpower, Inc., Class A (A)	47,640	7,450,896
Machinery 4.6%
Atmus Filtration Technologies, Inc.	56,220	2,629,972
Crane Company	14,151	2,589,633
RBC Bearings, Inc. (A)	17,470	9,992,141
SPX Technologies, Inc. (A)	41,840	9,065,054
Trading companies and distributors 1.3%
NPK International, Inc. (A)	488,670	7,095,488
Information technology 24.7%		129,791,223
Communications equipment 3.2%
Applied Optoelectronics, Inc. (A)	39,451	6,249,433
Viavi Solutions, Inc. (A)	217,265	10,550,388
Electronic equipment, instruments and components 12.7%
Advanced Energy Industries, Inc.	28,960	8,751,133
Fabrinet (A)	17,200	11,251,552
Littelfuse, Inc.	20,805	9,713,230
Mirion Technologies, Inc. (A)	196,990	3,600,977
nLight, Inc. (A)	102,943	7,630,135
Novanta, Inc. (A)	70,230	11,189,746
OSI Systems, Inc. (A)	13,325	2,888,194
Plexus Corp. (A)	44,420	11,920,551
Semiconductors and semiconductor equipment 7.6%
AXT, Inc. (A)	57,899	5,972,861
Ichor Holdings, Ltd. (A)	95,150	6,805,128
Navitas Semiconductor Corp. (A)	99,470	2,645,902
Nova, Ltd. (A)	20,670	10,383,161
Rambus, Inc. (A)	62,345	9,068,704
Synaptics, Inc. (A)	36,699	5,038,039
Software 1.2%
InterDigital, Inc.	24,325	6,132,089
Materials 3.0%		15,911,828
Chemicals 1.9%
Sensient Technologies Corp.	86,910	9,894,704
Metals and mining 1.1%
Century Aluminum Company (A)	91,210	6,017,124
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

	Shares	Value
Real estate 2.1%		$11,004,879
Health care REITs 2.1%

Janus Living, Inc., Class A1 (A)	411,090	11,004,879

Exchange-traded funds 3.4%		$17,667,728
(Cost $13,728,952)
iShares Russell 2000 Growth ETF	46,400	17,667,728

	Yield (%)	Shares	Value
Short-term investments 3.7%			$19,492,168
(Cost $19,492,168)
Short-term funds 3.7%			19,492,168
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5525(C)	19,492,168	19,492,168

Total investments (Cost $412,820,574) 100.2%	$526,002,684
Other assets and liabilities, net (0.2%)	(945,490)
Total net assets 100.0%	$525,057,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 5-31-26.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,782,963	$5,782,963	—	—
Consumer discretionary	28,727,243	28,727,243	—	—
Consumer staples	18,918,913	18,918,913	—	—
Energy	20,175,054	20,175,054	—	—
Financials	59,363,719	59,363,719	—	—
Health care	67,833,466	67,823,323	—	$10,143
Industrials	131,333,500	131,333,500	—	—
Information technology	129,791,223	129,791,223	—	—
Materials	15,911,828	15,911,828	—	—
Real estate	11,004,879	11,004,879	—	—
Exchange-traded funds	17,667,728	17,667,728	—	—
Short-term investments	19,492,168	19,492,168	—	—
Total investments in securities	$526,002,684	$525,992,541	—	$10,143
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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